Fair Value Measurements (Details Narrative) - EBP 007	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
EBP, value of investment, maximum withdrawal, amount	$ 2,000,000
EBP, value of investment, maximum withdrawal percentage	5.00%